Fair Value Measurements - Summary of Financial Liabilities Measure at Fair Value (Detail) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Refundable investor advances	$ 687,093,995	$ 764,570,995
Total financial liabilities	687,093,995	764,570,995
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Refundable investor advances	0	0
Total financial liabilities	0	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Refundable investor advances	0	0
Total financial liabilities	0	0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Refundable investor advances	687,093,995	764,570,995
Total financial liabilities	$ 687,093,995	$ 764,570,995